COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease commitments of the Company and its subsidiaries under the above leases, at exchange rates in effect on December 31, 2015, are as follows:

Years ending December 31:	U.S. dollars in thousands
2016	$548
2017	539
2018	246
2019	46
$1,379